Label	Element	Value
Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001257927_SupplementTextBlock
THE WEITZ FUNDS

(the “Trust”)

Hickory Fund (WEHIX)

(the “Fund”)

Supplement dated February 26, 2019 to the Summary Prospectus and Statutory Prospectus for the Fund, dated July 31, 2018, as supplemented from time to time

This Supplement provides information regarding certain proposed changes to the Fund to be effective as of March 29, 2019 (the “Effective Date”), as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Hickory Fund
Strategy [Heading]	rr_StrategyHeading	Changes to the Principal Investment Strategies and Benchmark Index of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
At a meeting held on February 12, 2019, the Board of Trustees of the Trust, at the recommendation of Weitz Investment Management, Inc., approved certain changes to the Fund’s principal investment strategies and the Fund’s benchmark index.  As of the Effective Date, the following changes will occur:

• Principal Investment Strategies. The Fund’s principal investment strategies disclosed in the section titled “Principal Investment Strategies” of each Prospectus will be revised by deleting the second and third sentences of the first paragraph and replacing them with the following:

The Fund invests the majority of its assets in the common stock of medium-sized companies.  Currently, the Fund considers medium-sized companies to be issuers with a market capitalization, at the time of initial purchase, of greater than $1 billion and less than or equal to the market capitalization of the largest company in the Russell Midcap Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund will be adopting the Russell Midcap Index as its new benchmark index as a replacement for its current benchmark index, the Russell 2500 Index, because the Russell Midcap Index has been determined to be more reflective of the Fund’s revised principal investment strategies.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
•
Benchmark Index.  The Fund will be adopting the Russell Midcap Index as its new benchmark index as a replacement for its current benchmark index, the Russell 2500 Index, because the Russell Midcap Index has been determined to be more reflective of the Fund’s revised principal investment strategies.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement for future reference.